Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 1,977	$ 1,692
Weighted average number of ordinary and restricted shares	2,016	2,012
Basic EPS	$ 0.98	$ 0.84	[1]
Underlying profit	$ 2,762	$ 2,672	[2]
Weighted average number of ordinary and restricted shares	2,016	2,012
Underlying EPS	$ 1.37	$ 1.33
Profit attributable to equity holders of AB InBev	$ 1,977	$ 1,692
Weighted average number of ordinary and restricted shares (diluted)	2,054	2,047
Diluted EPS	$ 0.96	$ 0.83	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.